Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.4%

Security	Principal Amount* (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)	762	$ 763,122
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	461	457,420
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	155	153,261
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	1,655	1,652,100
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	235	233,843
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,026	923,881
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,558,025
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	907,572
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28(1)	64	64,496
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	726,636
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	159	153,997
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,004	951,186
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,064,734
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	237,077
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,010,743
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	257	254,853
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	65	63,402
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	1,051	1,056,940
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	544	517,794
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	1,712	1,719,912
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	503	398,566
GoTo Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	333	328,466
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	233	224,001
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	143	136,309
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	1,876	1,822,731
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	630	622,911
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	54	53,423
Security	Principal Amount* (000's omitted)	Value
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	34	$ 34,376
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	68	67,767
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	19	19,028
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	184	132,656
Lunar Aircraft Ltd.:
Series 2020-1A, Class A, 3.376%, 2/15/45(1)	70	67,111
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	69	67,129
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	646	659,770
Series 2024-1A, Class B, 7.59%, 4/20/54(1)	185	190,486
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	367	261,230
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	299	282,430
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	676	601,140
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	83	71,743
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	68	57,768
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	173	144,174
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	250	200,780
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	907	781,002
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	187	130,322
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	116	79,656
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	600	516,027
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	270	71,181
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,701	1,664,615
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,640	1,514,125
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	755	763,001
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	220	212,389
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	550	526,368
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	1,049	1,055,943
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,400	1,391,882
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	597	578,014
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,494	4,360,194
Series 2021-C, Class B, 2.67%, 10/8/31(1)	467	454,699
Series 2022-2, Class C, 9.36%, 10/9/29(1)	96	96,389
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	1,521	1,528,315
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	92	91,360
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	29	28,380
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	599	551,869
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,122	1,128,784

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		1,425	$ 1,403,565
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	247	170,733
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		334	304,655
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		421	358,441
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		1,955	1,901,584
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		486	488,745
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		156	152,278
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		1,107	1,069,023
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		327	301,358
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)		695	680,912
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)		85	81,793
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)		180	187,799
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		644	628,649
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		360	350,865
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		652	611,923
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		1,066	782,644
Series 2021-A, Class B, 3.15%, 2/20/48(1)		339	192,038
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		1,069	998,485
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)		1,155	1,115,144
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)		749	759,660
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,264	999,839
Sunnova Sol Issuer LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)		217	181,948
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		422	393,355
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		607	510,736
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		1,890	1,773,285
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		231	216,771
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)		190	195,608
Series 2022-3A, Class A, 7.60%, 4/15/29(1)		79	79,829
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)		187	187,466
Security	Principal Amount* (000's omitted)	Value
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	671	$ 606,217
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,870	1,708,036
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	589,121
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	102	106,034
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	851	754,891
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	186	178,467
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	307	287,560
Series 2020-A, Class C, 6.657%, 3/15/45(1)	96	94,818
Total Asset-Backed Securities (identified cost $63,650,323)		$60,843,779

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 5.569%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$590	$ 591,221
Series 2021-3A, Class M1B, 5.969%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	185	185,781
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	1,213	1,162,031
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	253	253,345
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	513	519,940
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	665	679,461
Eagle Re Ltd., Series 2021-2, Class M1C, 8.019%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	391	396,372
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	115	114,219
Series 5402, Class BZ, 6.00%, 4/25/54	52	52,069
Series 5413, Class MZ, 6.00%, 5/25/54	99	98,363
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(2)	2,580	2,583,636
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.833%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	240	279,186
Series 2020-DNA6, Class B1, 7.569%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	50	54,337
Series 2021-DNA2, Class B1, 7.969%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	150	169,444
Series 2021-DNA2, Class B2, 10.569%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	140	167,031

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2022-DNA2, Class M1A, 5.869%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	$392	$ 394,602
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.033%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	141	152,380
Series 2019-R03, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	121	129,242
Series 2019-R05, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	163	170,790
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	729	760,172
Series 2019-R07, Class 1B1, 8.083%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	238	247,572
Series 2020-R02, Class 2B1, 7.683%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,120	1,151,498
Series 2021-R01, Class 1B2, 10.569%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	395	419,114
Series 2021-R02, Class 2B1, 7.869%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	35	35,975
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	460	466,870
Series 2023-84, Class MW, 6.00%, 6/20/53	482	488,979
Series 2023-98, Class BW, 6.00%, 7/20/53	68	69,007
Series 2023-99, Class AL, 6.00%, 7/20/53	68	69,001
Series 2023-102, Class SG, 5.386%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(4)	75	74,134
Series 2024-44, Class LM, 6.00%, 3/20/54	268	271,645
Series 2024-46, Class AL, 6.00%, 3/20/54	67	67,691
Series 2024-59, Class LG, 6.00%, 4/20/54	1,870	1,889,558
Home Re Ltd., Series 2021-1, Class M2, 7.525%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	169	170,969
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(3)	100	101,269
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	220	222,650
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	145	146,875
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.539%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	200	202,789
Triangle Re Ltd., Series 2021-3, Class B1, 9.519%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	175	180,174
Total Collateralized Mortgage Obligations (identified cost $14,928,934)		$15,189,392

Commercial Mortgage-Backed Securities — 3.9%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(5)	$1,605	$ 1,023,381
Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)	$680	$ 353,342
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(5)	1,215	255,720
BPR Trust, Series 2022-SSP, Class A, 7.397%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	830	834,357
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.462%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	1,809	1,803,025
Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	549	546,408
Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	1,739	1,736,513
CSMC Trust, Series 2021-BPNY, Class A, 8.227%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	208	192,494
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.592%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	1,068	1,069,802
Series 2021-ESH, Class C, 6.212%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	1,663	1,666,719
Series 2021-ESH, Class D, 6.762%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	436	437,647
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	3,010,280
Series KG08, Class A2, 4.134%, 5/25/33(5)	4,277	4,053,164
Series KSG1, Class A2, 1.503%, 9/25/30	704	592,709
Series KW06, Class A2, 3.80%, 6/25/28(5)	1,135	1,102,239
Series W5FX, Class AFX, 3.214%, 4/25/28(5)	413	395,087
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(5)	908	869,061
Series 2018-M4, Class A2, 3.057%, 3/25/28(5)	1,657	1,579,511
Series 2018-M13, Class A2, 3.744%, 9/25/30(5)	2,667	2,525,841
Series 2019-M1, Class A2, 3.543%, 9/25/28(5)	829	798,302
Series 2019-M22, Class A2, 2.522%, 8/25/29	3,090	2,820,301
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,084,569
Series 2023-M1S, Class A2, 4.501%, 4/25/33(5)	2,397	2,333,810
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.933%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,208	1,222,995
Series 2020-01, Class M10, 8.433%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	1,312	1,336,960
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	853	888,741
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.088%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	1,328	1,335,016
Series 2024-WLF2, Class D, 7.337%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	213	215,396
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.845%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	2,738	2,740,128
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.039%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	830	832,849

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
HLTN Commercial Mortgage Trust: (continued)
Series 2024-DPLO, Class C, 6.937%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	$900	$ 905,456
Series 2024-DPLO, Class D, 7.736%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)	110	110,806
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.738%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	1,028	1,030,703
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	69,133
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(5)	225	11,770
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.338%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	886	889,323
NYC Trust, Series 2024-3ELV, Class A, 6.388%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	1,237	1,248,415
ORL Trust:
Series 2024-GLKS, Class A, 5.993%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	1,514	1,519,677
Series 2024-GLKS, Class D, 7.291%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	539	541,022
Series 2024-GLKS, Class F, 8.938%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	200	200,244
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	1,365	1,362,750
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.789%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	1,267	1,268,313
TX Trust:
Series 2024-HOU, Class A, 5.989%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	1,280	1,278,878
Series 2024-HOU, Class E, 8.784%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	215	215,458
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(5)	1,187	1,245,170
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(5)	850	601,088
Total Commercial Mortgage-Backed Securities (identified cost $57,181,040)		$53,154,573

Common Stocks — 63.8%

Security	Shares	Value
Aerospace & Defense — 0.6%
HEICO Corp.	35,300	$ 8,392,222
		$ 8,392,222
Automobiles — 0.3%
Tesla, Inc.(6)	11,000	$ 4,442,240
		$ 4,442,240
Biotechnology — 1.1%
AbbVie, Inc.	85,600	$ 15,211,120
		$ 15,211,120
Security	Shares	Value
Broadline Retail — 3.4%
Amazon.com, Inc.(6)	210,420	$ 46,164,044
		$ 46,164,044
Building Products — 0.7%
Carrier Global Corp.	139,500	$ 9,522,270
		$ 9,522,270
Capital Markets — 4.6%
Blue Owl Capital, Inc.	592,000	$ 13,769,920
Intercontinental Exchange, Inc.	78,200	11,652,582
S&P Global, Inc.	26,700	13,297,401
Stifel Financial Corp.	92,000	9,759,360
Tradeweb Markets, Inc., Class A	110,066	14,409,841
		$62,889,104
Chemicals — 0.4%
Linde PLC	14,700	$6,154,449
		$6,154,449
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	54,500	$9,351,110
		$9,351,110
Communications Equipment — 0.4%
Arista Networks, Inc.(6)	44,400	$4,907,532
		$4,907,532
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.(6)	165,500	$14,787,425
Walmart, Inc.	183,800	16,606,330
		$31,393,755
Containers & Packaging — 0.6%
AptarGroup, Inc.	53,258	$8,366,832
		$8,366,832
Electrical Equipment — 1.0%
AMETEK, Inc.	72,300	$13,032,798
		$13,032,798
Energy — 0.0%(7)
Enviva LLC(6)(8)	8,921	$156,122
		$156,122
Energy Equipment & Services — 1.6%
Baker Hughes Co.	520,300	$21,342,706
		$21,342,706

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 1.5%
Netflix, Inc.(6)	17,900	$ 15,954,628
Spotify Technology SA(6)	11,500	5,144,870
		$ 21,099,498
Financial Services — 2.6%
Mr. Cooper Group, Inc.(6)	57,500	$ 5,520,575
Shift4 Payments, Inc., Class A(6)	116,700	12,111,126
Visa, Inc., Class A	59,100	18,677,964
		$ 36,309,665
Ground Transportation — 0.8%
Uber Technologies, Inc.(6)	192,600	$11,617,632
		$11,617,632
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	76,300	$8,630,293
Edwards Lifesciences Corp.(6)	127,200	9,416,616
Intuitive Surgical, Inc.(6)	21,700	11,326,532
		$29,373,441
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	31,100	$15,732,246
		$15,732,246
Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., Class A	38,800	$10,822,872
		$10,822,872
Insurance — 2.1%
Allstate Corp.	92,200	$17,775,238
Arthur J. Gallagher & Co.	40,000	11,354,000
		$29,129,238
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	97,600	$18,475,680
Alphabet, Inc., Class C	242,040	46,094,098
		$64,569,778
IT Services — 0.8%
Gartner, Inc.(6)	22,800	$11,045,916
		$11,045,916
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	19,697	$10,246,970
		$10,246,970
Machinery — 0.6%
Parker-Hannifin Corp.	13,300	$8,459,199
		$8,459,199
Security	Shares	Value
Media — 0.9%
Comcast Corp., Class A	187,000	$ 7,018,110
Trade Desk, Inc., Class A(6)	44,400	5,218,332
		$ 12,236,442
Multi-Utilities — 0.5%
Sempra	77,100	$ 6,763,212
		$ 6,763,212
Pharmaceuticals — 1.5%
Eli Lilly & Co.	26,300	$ 20,303,600
		$20,303,600
Professional Services — 2.2%
Automatic Data Processing, Inc.	29,200	$8,547,716
Booz Allen Hamilton Holding Corp.	32,200	4,144,140
TransUnion	184,800	17,132,808
		$29,824,664
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(6)	120,100	$8,597,959
FirstService Corp.	72,100	13,051,542
		$21,649,501
Semiconductors & Semiconductor Equipment — 8.6%
Analog Devices, Inc.	50,800	$10,792,968
Broadcom, Inc.	136,710	31,694,846
Lam Research Corp.	197,200	14,243,756
NVIDIA Corp.	461,500	61,974,835
		$118,706,405
Software — 6.4%
Fair Isaac Corp.(6)	6,000	$11,945,580
Microsoft Corp.	156,451	65,944,097
Palo Alto Networks, Inc.(6)	57,600	10,480,896
		$88,370,573
Specialty Retail — 1.8%
Burlington Stores, Inc.(6)	44,300	$12,628,158
TJX Cos., Inc.	95,300	11,513,193
		$24,141,351
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	257,708	$64,535,237
		$64,535,237
Venture Capital — 0.1%
Learn Capital Venture Partners III LP(6)(8)(9)	1,088,825	$1,893,774

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Venture Capital (continued)
Neighborhood Bancorp, Class A(6)(8)(9)	10,000	$ 10,000
		$ 1,903,774
Total Common Stocks (identified cost $492,919,116)		$ 878,167,518

Corporate Bonds — 10.8%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC, 6.80%, 11/15/30	801	$ 829,536
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(10)	1,120	1,104,407
South32 Treasury Ltd., 4.35%, 4/14/32(1)	132	121,032
		$ 2,054,975
Communications — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,652	$ 2,747,088
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	122	125,707
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	125	125,157
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	463	337,253
SES SA, 5.30%, 4/4/43(1)	274	200,341
		$3,535,546
Consumer, Cyclical — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	770	$768,119
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	735	716,687
5.308%, 10/20/31(1)	460	449,411
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	275	273,362
4.75%, 10/20/28(1)	1,092	1,077,725
Ford Motor Co., 4.75%, 1/15/43	127	100,237
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	750	749,742
5.303%, 9/6/29	548	537,356
7.122%, 11/7/33	479	500,168
7.20%, 6/10/30	509	536,111
7.35%, 11/4/27	1,026	1,074,640
7.35%, 3/6/30	924	978,885
General Motors Financial Co., Inc.:
4.30%, 4/6/29	225	217,464
5.60%, 6/18/31	1,100	1,106,040
5.80%, 1/7/29	400	408,249
5.95%, 4/4/34	730	734,181
Hyundai Capital America:
5.30%, 6/24/29(1)	423	424,500
5.70%, 6/26/30(1)	123	125,041
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Hyundai Capital America: (continued)
6.20%, 9/21/30(1)	50	$ 52,082
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(10)	1,023	935,809
4.375%, 1/15/31(1)	159	144,746
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	570	538,454
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	150	138,624
WarnerMedia Holdings, Inc., 4.279%, 3/15/32	1,843	1,624,553
		$14,212,186
Consumer, Non-cyclical — 0.6%
AbbVie, Inc., 5.50%, 3/15/64	619	$591,576
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	787	746,623
Bristol-Myers Squibb Co., 5.65%, 2/22/64	1,184	1,140,567
Centene Corp.:
2.50%, 3/1/31	774	640,699
2.625%, 8/1/31	70	57,691
3.375%, 2/15/30	472	420,696
4.25%, 12/15/27	575	557,433
Conservation Fund, 3.474%, 12/15/29	655	602,198
CVS Pass-Through Trust, 6.036%, 12/10/28	369	370,562
Doris Duke Charitable Foundation, 2.345%, 7/1/50	1,705	984,844
Ford Foundation, 2.415%, 6/1/50	1,095	644,742
Kroger Co., 5.00%, 9/15/34	585	566,911
LifePoint Health, Inc., 10.00%, 6/1/32(1)	125	127,250
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	718,032
3.00%, 10/15/30(1)	192	166,265
5.20%, 4/1/29(1)	138	135,238
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(10)	120	119,634
		$8,590,961
Diversified — 0.0%(7)
Inversiones La Construccion SA, 4.75%, 2/7/32(11)	211	$192,010
		$192,010
Energy — 0.2%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	200	$185,300
6.45%, 3/5/34(1)	441	436,277
6.95%, 3/5/54(1)	288	284,291
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	982	908,569
5.00%, 1/31/28(1)	1,047	1,009,567
		$2,824,004
Financial — 6.6%
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(12)	368	$368,869
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	1,169	1,177,453

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		165	$ 163,802
Ally Financial, Inc.:
4.70% to 5/15/26(12)(13)		375	351,109
5.543% to 1/17/30, 1/17/31(12)		856	844,263
6.184% to 7/26/34, 7/26/35(12)		1,045	1,033,594
6.848% to 1/3/29, 1/3/30(12)		615	637,821
6.992% to 6/13/28, 6/13/29(12)		95	99,005
American Assets Trust LP, 3.375%, 2/1/31		176	153,207
American National Group, Inc.:
5.75%, 10/1/29		900	901,723
6.144%, 6/13/32(1)(10)		200	196,946
Andrew W. Mellon Foundation, 0.947%, 8/1/27		845	772,313
Apollo Debt Solutions BDC, 6.70%, 7/29/31(1)		307	315,426
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(11)(12)	EUR	165	203,152
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(12)(13)		200	199,787
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(12)		800	756,699
4.175% to 3/24/27, 3/24/28(12)		200	195,996
5.294%, 8/18/27		400	402,587
5.439%, 7/15/31		600	599,118
6.35%, 3/14/34		1,400	1,420,301
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(12)		2,865	2,747,666
3.824% to 1/20/27, 1/20/28(12)		2,322	2,275,731
5.468% to 1/23/34, 1/23/35(12)		1,159	1,160,793
5.819% to 9/15/28, 9/15/29(12)		314	321,837
5.933% to 9/15/26, 9/15/27(12)		1,030	1,048,608
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(12)		240	253,144
BBVA Bancomer SA:
1.875%, 9/18/25(1)		859	838,934
5.125% to 1/18/28, 1/18/33(1)(12)		1,189	1,106,919
8.125% to 1/8/34, 1/8/39(1)(12)		1,299	1,326,137
8.45% to 6/29/33, 6/29/38(1)(12)		200	207,281
Blackstone Private Credit Fund, 6.25%, 1/25/31		115	116,990
Blue Owl Credit Income Corp., 6.65%, 3/15/31		225	229,119
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		1,625	1,487,141
BNP Paribas SA:
7.75% to 8/16/29(1)(12)(13)		1,002	1,026,825
9.25% to 11/17/27(1)(12)(13)		445	476,064
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(12)		1,347	1,354,479
Broadstone Net Lease LLC, 2.60%, 9/15/31		58	47,940
Brookfield Finance, Inc.:
5.675%, 1/15/35		1,668	1,680,993
6.30% to 10/15/34, 1/15/55(12)		1,152	1,129,317
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(12)		340	343,319
6.84% to 9/13/33, 9/13/34(1)(12)		1,139	1,211,871
Capital One Financial Corp., 4.20%, 10/29/25		575	571,470
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(10)(12)	1,808	$ 1,899,164
CI Financial Corp., 3.20%, 12/17/30	1,463	1,244,635
Citigroup, Inc., 4.00% to 12/10/25(12)(13)	770	751,615
COPT Defense Properties LP, 2.90%, 12/1/33	1,461	1,174,426
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(12)	1,573	1,580,329
6.316% to 10/3/28, 10/3/29(1)(12)	400	413,452
Enact Holdings, Inc., 6.25%, 5/28/29	1,930	1,967,947
EPR Properties:
3.60%, 11/15/31	295	258,247
3.75%, 8/15/29	1,726	1,601,287
4.95%, 4/15/28	1,168	1,149,296
Essent Group Ltd., 6.25%, 7/1/29	1,085	1,108,383
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,578	2,214,015
6.75%, 3/15/54(1)	935	950,146
7.95%, 6/15/33(1)	597	661,424
7.95% to 7/15/29, 10/15/54(1)(12)	1,103	1,156,499
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	3,467	3,378,202
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	440	426,657
3.75%, 9/15/30(1)(10)	316	278,691
Huntington Bancshares, Inc., 6.141% to 8/18/34, 11/18/39(12)	188	187,881
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	333	338,762
8.248% to 11/21/32, 11/21/33(1)(12)	1,028	1,153,703
Jefferies Financial Group, Inc., 6.20%, 4/14/34	1,740	1,794,187
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(12)	2,892	2,949,993
5.766% to 4/22/34, 4/22/35(12)	621	635,496
KeyBank NA, 5.00%, 1/26/33	1,372	1,316,436
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(12)	868	826,524
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	1,035	981,801
6.00%, 5/20/34	254	258,766
Marex Group PLC, 6.404%, 11/4/29	1,003	1,013,619
Nuveen LLC, 5.85%, 4/15/34(1)	1,184	1,198,838
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	290	310,815
PNC Financial Services Group, Inc.:
5.401% to 7/23/34, 7/23/35(12)	100	99,274
6.875% to 10/20/33, 10/20/34(12)	775	846,293
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	1,552	1,353,223
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(12)	2,357	2,353,654
8.50% to 3/25/34(1)(12)(13)	218	218,048
Stifel Financial Corp., 4.00%, 5/15/30	902	852,005

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Swedbank AB:
5.407%, 3/14/29(1)	378	$ 381,383
6.136%, 9/12/26(1)	1,227	1,253,835
Synchrony Bank, 5.40%, 8/22/25	500	500,758
Synchrony Financial, 4.50%, 7/23/25	900	896,674
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(12)	782	763,816
5.625%, 2/15/28	705	706,477
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(12)	210	211,665
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(12)	596	572,659
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(12)	1,998	2,087,551
TPG Operating Group II LP, 5.875%, 3/5/34	1,435	1,468,618
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(12)	3,050	3,077,019
5.85% to 10/21/32, 10/21/33(12)	1,088	1,112,374
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(12)	1,244	1,027,175
4.375% to 2/10/31(1)(12)(13)	649	558,218
9.25% to 11/13/28(1)(12)(13)	270	292,564
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(12)	1,339	1,313,377
5.459% to 6/30/30, 6/30/35(1)(12)	795	768,439
5.861% to 6/19/27, 6/19/32(1)(12)	200	200,417
Ventas Realty LP, 5.625%, 7/1/34	1,197	1,205,859
		$91,058,360
Government - Multinational — 1.0%
Asian Development Bank, 3.125%, 9/26/28	1,160	$1,111,979
European Investment Bank:
1.625%, 5/13/31	2,540	2,132,980
2.375%, 5/24/27	2,741	2,617,134
2.875%, 6/13/25(1)	5,102	5,069,076
International Bank for Reconstruction & Development, 3.125%, 11/20/25	2,600	2,570,241
		$13,501,410
Industrial — 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/29	924	$920,601
MasTec, Inc., 5.90%, 6/15/29	877	893,424
Seaspan Corp., 5.50%, 8/1/29(1)	144	134,621
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	975	964,757
		$2,913,403
Technology — 0.6%
Concentrix Corp., 6.60%, 8/2/28(10)	3,665	$3,756,937
Intel Corp., 4.90%, 8/5/52	1,796	1,419,140
Kyndryl Holdings, Inc.:
3.15%, 10/15/31(10)	257	222,927
6.35%, 2/20/34(10)	1,581	1,645,668
Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Seagate HDD Cayman, 9.625%, 12/1/32	893	$ 1,007,970
		$ 8,052,642
Utilities — 0.1%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	472	$ 403,190
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	671	607,692
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	902	847,182
		$ 1,858,064
Total Corporate Bonds (identified cost $152,294,768)		$ 148,793,561

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	31,814	$ 395,130
Series A2, 6.375%	28,000	380,800
		$ 775,930
Venture Capital — 0.0%(7)
Lumni, Inc., Series B(6)(8)(9)	17,265	$ 33,192
Wind Harvest International, Inc.(6)(8)(9)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.0%(7)
U.S. Cellular Corp.:
5.50%	21,926	$490,704
6.25%	1,959	45,292
		$535,996
Total Preferred Stocks (identified cost $2,346,497)		$1,345,118

Senior Floating-Rate Loans — 0.8%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(15)	$422	$ 423,064
Term Loan, 11/30/28(15)	23	23,118
Term Loan, 11/30/28(15)	3	2,869
Term Loan, 11/30/28(15)	52	52,511

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, Term Loan, 6.524%, (SOFR + 2.00%), 10/13/30	$499	$ 500,516
		$ 1,002,078
Construction & Engineering — 0.0%(7)
APi Group DE, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 1/3/29	$478	$ 478,548
		$ 478,548
Financial Services — 0.0%(7)
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31	$499	$ 498,348
		$ 498,348
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	$746	$749,728
		$749,728
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	$746	$749,246
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/21/29	498	497,316
		$1,246,562
IT Services — 0.1%
Informatica LLC, Term Loan, 10/27/28(15)	$746	$750,827
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	748	753,560
		$1,504,387
Machinery — 0.1%
Gates Global LLC, Term Loan, 6/4/31(15)	$750	$752,486
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	597	602,082
		$1,354,568
Metals/Mining — 0.0%(7)
Zekelman Industries, Inc., Term Loan, 6.60%, (SOFR + 2.25%), 1/24/31	$497	$498,892
		$498,892
Professional Services — 0.0%(7)
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31	$499	$498,655
		$498,655
Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 9/21/28	$497	$ 500,234
Epicor Software Corp., Term Loan, 5/30/31(15)	500	504,192
McAfee LLC, Term Loan, 7.37%, (SOFR + 3.00%), 3/1/29	499	499,810
		$ 1,504,236
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(15)	$500	$ 503,125
		$ 503,125
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.12%, (SOFR + 1.75%), 6/24/30	$499	$499,063
		$499,063
Total Senior Floating-Rate Loans (identified cost $10,334,039)		$10,338,190

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$4,213	$ 3,984,863
4.375%, 2/28/34	461	452,124
Total Sovereign Government Bonds (identified cost $4,638,557)		$ 4,436,987

Taxable Municipal Obligations — 0.6%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$880	$ 682,044
New York City, NY, 5.206%, 10/1/31(16)	1,275	1,264,188
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	542,027
		$ 2,488,259
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$935	$ 909,886
Social Bonds, 2.484%, 6/1/27	665	635,374
Social Bonds, 2.534%, 6/1/28	830	777,702

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
Social Bonds, 2.584%, 6/1/29	$455	$ 418,182
Social Bonds, 2.984%, 6/1/33	520	449,597
		$ 3,190,741
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$ 231,919
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	374,405
Green Bonds, 2.184%, 9/1/31	345	293,867
Green Bonds, 2.264%, 9/1/32	305	254,355
Green Bonds, 2.344%, 9/1/33	335	273,866
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	306,601
Green Bonds, 1.701%, 5/1/31	320	266,378
		$2,001,391
Total Taxable Municipal Obligations (identified cost $8,659,464)		$7,680,391

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$530	$ 458,856
3.485%, 8/1/35	295	253,356
3.585%, 8/1/37	547	464,106
U.S. International Development Finance Corp., 3.52%, 9/20/32	525	499,601
Total U.S. Government Agencies and Instrumentalities (identified cost $1,999,333)		$ 1,675,919

U.S. Government Agency Mortgage-Backed Securities — 8.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$187	$ 167,720
5.00%, 9/1/54	415	400,154
5.50%, 9/1/54	1,849	1,824,828
6.00%, 6/1/53	200	201,221
Federal National Mortgage Association:
2.00%, 4/1/51	484	384,434
2.68%, 7/1/26	608	592,142
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
3.00%, with various maturities to 2049	$1,320	$ 1,137,167
4.00%, with various maturities to 2048	1,089	1,010,226
5.50%, with various maturities to 2054	13,019	12,856,731
7.00%, 6/1/53	276	291,625
Government National Mortgage Association II:
2.50%, with various maturities to 2051	1,701	1,404,268
6.00%, with various maturities to 2053	827	841,449
6.50%, 6/20/53	911	939,079
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(17)	3,592	3,377,427
5.00%, 30-Year, TBA(17)	37,208	35,889,890
5.50%, 30-Year, TBA(17)	57,392	56,609,583
6.00%, 30-Year, TBA(17)	4,864	4,886,420
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $125,673,872)		$122,814,364

U.S. Treasury Obligations — 5.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 594,963
1.375%, 8/15/50	1,774	865,662
1.875%, 2/15/41	2,040	1,367,455
1.875%, 2/15/51	116	64,533
1.875%, 11/15/51	996	549,608
2.00%, 2/15/50	1,316	764,521
2.00%, 8/15/51	7,338	4,195,011
2.25%, 2/15/52	1,804	1,094,151
2.375%, 2/15/42	19,320	13,761,033
2.75%, 8/15/47	62	43,622
2.875%, 5/15/49	815	577,952
2.875%, 5/15/52	648	453,319
3.00%, 8/15/52	720	516,773
3.125%, 5/15/48	450	337,202
3.375%, 8/15/42	93	76,800
3.625%, 2/15/53	3,063	2,489,778
3.625%, 5/15/53	613	498,501
3.875%, 2/15/43	1,517	1,339,084
3.875%, 5/15/43	23	20,250
4.00%, 11/15/52	3,131	2,728,420
4.25%, 2/15/54	734	669,821
4.50%, 2/15/44	912	870,761
4.625%, 5/15/44	332	321,964
5.375%, 2/15/31	44	46,151
6.25%, 5/15/30	37	40,220
U.S. Treasury Notes:
0.25%, 5/31/25	190	186,936

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.25%, 6/30/25	$185	$ 181,470
0.375%, 12/31/25	5,400	5,200,302
0.375%, 9/30/27	305	274,509
0.625%, 7/31/26	1,756	1,659,776
1.00%, 7/31/28	1,163	1,035,552
1.125%, 1/15/25	3,432	3,428,098
1.125%, 8/31/28	448	399,659
1.25%, 12/31/26	1,012	954,621
1.25%, 4/30/28	1,683	1,525,094
1.25%, 6/30/28	344	310,018
1.375%, 11/15/31	100	81,736
1.875%, 2/28/27	816	776,386
1.875%, 2/15/32	168	141,356
2.75%, 4/30/27	1,650	1,595,435
2.875%, 4/30/29	2,699	2,540,931
3.125%, 8/31/27	2,851	2,769,342
3.125%, 8/31/29	3,028	2,868,812
3.375%, 5/15/33	128	117,659
3.625%, 5/15/26	64	63,482
3.625%, 5/31/28	490	479,353
3.875%, 9/30/29	1,133	1,108,622
4.00%, 2/15/34	1,339	1,282,322
4.125%, 3/31/29	256	253,543
4.125%, 11/15/32	173	168,777
4.375%, 5/15/34	803	790,908
4.50%, 11/15/25	2,732	2,737,306
4.50%, 3/31/26	2,797	2,805,107
4.50%, 11/15/33	264	262,887
4.625%, 6/30/25(10)	900	902,210
4.625%, 9/15/26	117	117,715
4.875%, 5/31/26	821	827,926
Total U.S. Treasury Obligations (identified cost $82,440,872)		$72,135,405

Venture Capital Limited Partnership Interests — 0.0%(7)

Security	Value
First Analysis Private Equity Fund IV LP(6)(8)(9)	$ 67,869
GEEMF Partners LP(6)(8)(9)(18)	1,710
Global Environment Emerging Markets Fund LP(6)(8)(9)	30,285
Solstice Capital LP(6)(8)(9)	22,345
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 122,209

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, escrow certificates(6)	$213,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 7.1%
Affiliated Fund — 5.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(19)	75,734,957	$ 75,734,957
Total Affiliated Fund (identified cost $75,734,957)		$ 75,734,957

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(20)	8,318,025	$ 8,318,025
Total Securities Lending Collateral (identified cost $8,318,025)		$ 8,318,025
U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/6/25	$14,056	$ 13,998,432
Total U.S. Treasury Obligations (identified cost $13,993,936)		$ 13,998,432
Total Short-Term Investments (identified cost $98,046,918)		$ 98,051,414
Total Investments — 107.2% (identified cost $1,115,113,733)		$1,474,748,820
Other Assets, Less Liabilities — (7.2)%		$ (99,115,251)
Net Assets — 100.0%		$1,375,633,569

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $155,161,504 or 11.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2024.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(6)	Non-income producing security.
(7)	Amount is less than 0.05%.
(8)	Restricted security. Total market value of restricted securities amounts to $2,215,297, which represents 0.1% of the net assets of the Fund as of December 31, 2024.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $8,696,922 and the total market value of the collateral received by the Fund was $9,056,581, comprised of cash of $8,318,025 and U.S. government and/or agencies securities of $738,556.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $395,162 or less than 0.05% of the Fund's net assets.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated company.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(20)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	278	USD	201	State Street Bank and Trust Company	1/17/25	$ —	$(8)
USD	159,990	CAD	219,830	Credit Agricole Corporate and Investment Bank	1/17/25	6,977	—
USD	190,309	EUR	174,350	Credit Agricole Corporate and Investment Bank	1/17/25	9,608	—
						$16,585	$(8)

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	364	Long	3/31/25	$74,841,813	$18,301
U.S. 5-Year Treasury Note	519	Long	3/31/25	55,172,133	(165,797)
U.S. 10-Year Treasury Note	37	Long	3/20/25	4,023,750	(35,575)
U.S. Long Treasury Bond	117	Long	3/20/25	13,319,719	(282,865)
U.S. 10-Year Treasury Note	(7)	Short	3/20/25	(761,250)	6,582
U.S. Ultra 10-Year Treasury Note	(68)	Short	3/20/25	(7,569,250)	111,909
U.S. Ultra-Long Treasury Bond	(27)	Short	3/20/25	(3,210,469)	64,740
					$(282,705)
Restricted Securities
Description	Acquisition Dates	Cost
Enviva LLC	12/6/24	$55,830
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	0
GEEMF Partners LP	2/28/97	0
Global Environment Emerging Markets Fund LP	1/14/94-2/1/95	0
Learn Capital Venture Partners III LP, Common Stock	8/30/16-3/1/23	873,242
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,001
Solstice Capital LP	6/26/01-6/17/08	0
Wind Harvest International, Inc., Preferred	5/16/94	100,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended December 31, 2024, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $75,736,667, which represents 5.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
GEEMF Partners LP(1)(2)(3)	$ 1,566	$ —	$ —	$ —	$144	$ 1,710	$ —	—
Short-Term Investments
Liquidity Fund, Institutional Class(4)	48,316,470	98,115,371	(70,696,884)	—	—	75,734,957	718,285	75,734,957
Total				$ —	$144	$75,736,667	$718,285

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$60,843,779	$ —	$60,843,779
Collateralized Mortgage Obligations	—	15,189,392	—	15,189,392
Commercial Mortgage-Backed Securities	—	53,154,573	—	53,154,573
Common Stocks	876,107,622(2)	156,122	—	876,263,744
Common Stocks - Venture Capital	—	—	1,903,774	1,903,774
Corporate Bonds	—	148,793,561	—	148,793,561
Preferred Stocks	1,311,926	—	—	1,311,926
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	10,338,190	—	10,338,190
Sovereign Government Bonds	—	4,436,987	—	4,436,987
Taxable Municipal Obligations	—	7,680,391	—	7,680,391
U.S. Government Agencies and Instrumentalities	—	1,675,919	—	1,675,919
U.S. Government Agency Mortgage-Backed Securities	—	122,814,364	—	122,814,364
U.S. Treasury Obligations	—	72,135,405	—	72,135,405
Venture Capital Limited Partnership Interests	—	—	122,209	122,209
Miscellaneous	—	0	—	0
Short-Term Investments:
Affiliated Fund	75,734,957	—	—	75,734,957
Securities Lending Collateral	8,318,025	—	—	8,318,025

Calvert
Balanced Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$ —	$13,998,432	$ —	$13,998,432
Total Investments	$961,472,530	$511,217,115	$2,059,175	$1,474,748,820
Forward Foreign Currency Exchange Contracts	$ —	$16,585	$ —	$16,585
Futures Contracts	201,532	—	—	201,532
Total	$961,674,062	$511,233,700	$2,059,175	$1,474,966,937
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(8)	$ —	$(8)
Futures Contracts	(484,237)	—	—	(484,237)
Total	$(484,237)	$(8)	$ —	$(484,245)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.